Accounting Policies - Summary of New and Revised Accounting Standards, Amendments to Standards and New Interpretations are Adopted by the Group (Detail)	12 Months Ended
Dec. 31, 2019
IFRS 16 Leases [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 16 Leases
Nature of the Change	New standard
Impact on financial position or performance	Refer to Note 41 of the consolidated financial statements
Salient features of the changes	This IFRS sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer ('lessee') and the supplier ('lessor'); IFRS 16 replaces the previous leases Standard, IAS 17 Leases, and related Interpretations; IFRS 16 has one model for lessees which will result in almost all leases being included on the statement of financial position. The lessee recognises a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. No significant changes have been included for lessors (the Group is not a lessor): and The Group adopted IFRS 16 on 1 January 2019.
IFRIC 23 Uncertainty over Income Tax Treatments [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRIC 23 Uncertainty over Income Tax Treatments
Nature of the change	New interpretation
Impact on financial position or performance	No impact
Salient features of the changes	This interpretation clarifies the accounting for income tax treatments that have yet to be accepted by tax authorities; IFRIC 23 specifically clarifies how to incorporate this uncertainty into the measurement of tax as reported in the financial statements; IFRIC 23 does not introduce any new disclosures but reinforces the need to comply with existing disclosure requirements about judgements made, assumptions and other estimates used and the potential impact of uncertainties that are not reflected; and The Group adopted IFRIC 23 on 1 January 2019.
Various IFRS (2015/2017Cycle) [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	Various IFRS (2015/2017 Cycle)
Impact on financial position or performance	No impact
Salient features of the changes	The annual improvements project is a collection of amendments to various IFRS standards and is the result of conclusions reached by the International Accounting Standards Board ("IASB") on proposals made at its annual improvement project; and . The Group adopted the interpretation on 1 January 2019.
IFRS Three Business combinations [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 3 Business Combinations
Nature of the change	Amendments
Salient features of the changes	These amendments make it easier for companies to decide whether activities and assets they acquire are a business or merely a group of assets. The amendments: Confirm that a business must include inputs and a process, and clarified that: (i) the process must be substantive and (ii) the inputs and process must together significantly contribute to creating outputs; Narrow the definitions of a business by focusing the definition of outputs on goods and services provided to customers and other income from ordinary activities, rather than on providing dividends or other economic benefits directly to investors or lowering costs; and Add a test that makes it easier to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets. The amendments will not have a material impact on the Group.
Effective Date	Jan. 01, 2020
Ias One Presentation of Financial Statements And Ias Eight Accounting Policies Changes in Accounting Estimates and Errors [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
Nature of the change	Amendments
Salient features of the changes	• The IASB refined its definition of material to make it easier to understand. It is now aligned across IFRS Standards and the Conceptual Framework; • The revised definition of material is: • Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. • The Board has also removed the definition of material omissions or misstatements from IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors; and • The amendments will not have a material impact on the Group.
Effective Date	Jan. 01, 2020
Ifrs Seventeen Insurance Contracts [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS17 Insurance Contracts
Nature of the change	New Standard
Salient features of the changes	• IFRS 17 supersedes IFRS 4 Insurance Contracts and aims to increase comparability and transparency about profitability. The new standard introduces a new comprehensive model ("general model") for the recognition and measurement of liabilities arising from insurance contracts; • In addition, it includes a simplified approach and modifications to the general measurement model that can be applied in certain circumstances and to specific contracts, such as: • Reinsurance contracts held; • Direct participating contracts; and • Investment contracts with discretionary participation features. • Under the new standard, investment components are excluded from insurance revenue and service expenses. Entities can also choose to present the effect of changes in discount rates and other financial risks in profit or loss or OCI; • The new standard includes various new disclosures and requires additional granularity in disclosures to assist users to assess the effects of insurance contracts on the entity's financial statements; and • The Group is in the process of determining the impact of IFRS 17 and will provide more detailed disclosure on the impact in future financial statements.
Effective Date	Jan. 01, 2021